Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings	$ 5,403	$ 4,006	$ 2,057
Adjustments to reconcile net earnings to net cash provided (used) by operating activities:
Provision for loan losses	978		125
Net earnings attributable to noncontrolling interest	512
Depreciation, amortization and accretion	933	757	621
Loss (gain) on sale of investment securities available-for-sale	33	(47)
Loss (gain) on ineffective portion of fair value hedge derivative	128	(16)
Change in mortgage loan derivative	(18)	(79)
Deferred tax expense	552	1,901	1,000
Loss on trade or sale of premises and equipment	1
Share-based compensation expense	358	293	112
Income from bank owned life insurance	(242)	(236)	(194)
Gain on other real estate	(13)	(62)	(396)
Change in:
Mortgage loans held-for-sale	(2,170)	6,677	(5,939)
Other assets and accrued interest receivable	(1,321)	134	184
Other liabilities and accrued interest payable	(486)	(118)	1,266
Net cash provided (used) by operating activities	4,648	13,210	(1,164)
Cash flows from investing activities (net of effect of business combinations):
Proceeds from calls, maturities and paydowns of securities available-for-sale	5,386	11,206	10,651
Proceeds from sale of securities available-for-sale	35,377	952	0
Purchases of securities available-for-sale	(1,501)	(21,225)	(981)
Proceeds from sale of other investments	427	113	315
Purchases of other investments	(160)	(246)	(634)
Net cash received in acquisitions	20,170
Net change in loans	(75,195)	(142,514)	(142,155)
Proceeds from sale of other real estate	65	329	1,546
Investment in bank owned life insurance			(3,000)
Purchases of premises and equipment	(2,832)	(4,076)	(5,925)
Net cash used by investing activities	(18,263)	(155,461)	(140,183)
Cash flows from financing activities (net of effect of business combinations):
Net change in deposits	92,483	97,795	255,658
Proceeds from Federal Home Loan Bank advances			15,000
Repayment of Federal Home Loan Bank advances	(4,874)	(2,500)	(7,000)
Repayment of short-term debt	(77,801)
Cash distributions paid to noncontrolling interests	(207)
Repayment of non-recourse debt		(195)	(336)
Stock repurchase	(2)
Proceeds from stock offering	3,000
Stock offering expenses	(28)
Stock offering expenses related to acquisition	(272)
Proceeds from exercise of options and warrants	615
Net cash provided by financing activities	12,914	95,100	263,322
Net change in cash	(701)	(47,151)	121,975
Cash and cash equivalents at beginning of the period	124,136	171,287	49,312
Cash and cash equivalents at end of the period	123,435	124,136	171,287
Cash paid during the period for:
Interest	2,914	2,723	3,239
Income taxes	3,233	505	25
Non-cash investing and financing activities:
Change in unrealized gain on securities available-for-sale, net of tax	554	(1,210)	222
Transfer of loans to other real estate		1,017	340
Transfer of premises held-for-sale to premises and equipment			3,014
Assets acquired and liabilities assumed in acquisition
Assets acquired in acquisitions	307,148
Liabilities assumed in acquisitions	$ 290,029